Asset Held For Sale - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Carrying amount of assets held for sale	¥ 224	¥ 8
Fair value less cost to sell	¥ 238